Short-term deposits and cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Disclosure Of Short Term Deposits And Cash And Cash Equivalents [Abstract]
Short-term deposits and cash and cash equivalents
19	Short-term deposits and cash and cash equivalents
See accounting policies in notes 36(J)(i)-(ii) and (L)(i).

(a)	Short-term deposits
At December 31, 2022, the short-term deposits of the Group carried weighted average interest rates of 5.21% per annum (2021: nil).

(b)	Cash and cash equivalents

	2022 $	2021 $
Bank balances	146,656,326	35,288,761
Cash on hand	3,869	191

Cash and cash equivalents	146,660,195	35,288,952